Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-public information. Annual employee and non-employee director grants are completed in January each year, new hire stock awards to employees are generally granted on the 15th of the month immediately following their start date, and initial awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our Board.

Award Timing Method	new hire stock awards to employees are generally granted on the 15th of the month immediately following their start date, and initial awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our Board.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards cannot be timed to take advantage of material non-public information. Annual employee and non-employee director grants are completed in January each year, new hire stock awards to employees are generally granted on the 15th of the month immediately following their start date, and initial awards to non-employee directors are granted on the date of the non-employee director’s initial appointment or election to our Board.

MNPI Disclosure Timed for Compensation Value	false